BNY Mellon Large Cap Equity Fund
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 97.2%
Automobiles & Components — .5%
Ford Motor Co.	71,011	849,292
Banks — 5.2%
Bank of America Corp.	49,191	2,537,764
Citigroup, Inc.	8,331	845,597
Comerica, Inc.	16,265	1,114,478
First Horizon Corp.	44,827	1,013,538
JPMorgan Chase & Co.	10,275	3,241,043
		8,752,420
Capital Goods — 8.0%
AMETEK, Inc.	8,212	1,543,856
Axon Enterprise, Inc.(a)	1,932	1,386,480
Carlisle Cos., Inc.	1,865	613,510
Cummins, Inc.	2,047	864,591
GE Vernova, Inc.	1,410	867,009
Howmet Aerospace, Inc.	10,751	2,109,669
Hubbell, Inc.	5,792	2,492,356
L3Harris Technologies, Inc.	7,616	2,326,003
Trane Technologies PLC	3,174	1,339,301
		13,542,775
Commercial & Professional Services — .8%
Veralto Corp.	13,152	1,402,135
Consumer Discretionary Distribution & Retail — 5.3%
Amazon.com, Inc.(a)	34,791	7,639,060
Chewy, Inc., Cl. A(a)	31,736	1,283,721
		8,922,781
Consumer Services — 1.4%
Las Vegas Sands Corp.	24,596	1,323,019
Royal Caribbean Cruises Ltd.	3,451	1,116,674
		2,439,693
Energy — 4.0%
Chevron Corp.	4,721	733,124
Diamondback Energy, Inc.	7,141	1,021,877
EQT Corp.	27,372	1,489,858
Exxon Mobil Corp.	15,471	1,744,355
Marathon Petroleum Corp.	4,602	886,990
Phillips 66	6,546	890,387
		6,766,591
Financial Services — 8.0%
Berkshire Hathaway, Inc., Cl. B(a)	7,657	3,849,480
Block, Inc.(a)	10,513	759,774
Capital One Financial Corp.	5,077	1,079,269
CME Group, Inc.	3,927	1,061,036
Intercontinental Exchange, Inc.	4,046	681,670
Mastercard, Inc., Cl. A	1,905	1,083,583
The Charles Schwab Corp.	8,727	833,167
The Goldman Sachs Group, Inc.	3,531	2,811,912
Voya Financial, Inc.	18,157	1,358,144
		13,518,035

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.2% (continued)
Food, Beverage & Tobacco — .6%
Philip Morris International, Inc.	6,744	1,093,877
Health Care Equipment & Services — 5.4%
Alcon AG(b)	13,488	1,004,991
Humana, Inc.	3,522	916,319
IDEXX Laboratories, Inc.(a)	1,705	1,089,307
Intuitive Surgical, Inc.(a)	1,666	745,085
Labcorp Holdings, Inc.	4,681	1,343,728
Medtronic PLC	28,047	2,671,196
UnitedHealth Group, Inc.	3,896	1,345,289
		9,115,915
Household & Personal Products — 1.1%
Kenvue, Inc.	51,247	831,739
The Estee Lauder Companies, Inc., Cl. A	11,505	1,013,820
		1,845,559
Insurance — 2.4%
American International Group, Inc.	15,075	1,183,991
Aon PLC, Cl. A	3,387	1,207,736
Assurant, Inc.	7,974	1,727,168
		4,118,895
Materials — 3.4%
CRH PLC	13,091	1,569,611
Freeport-McMoRan, Inc.	33,323	1,306,928
International Paper Co.	21,819	1,012,401
Newmont Corp.	21,819	1,839,560
		5,728,500
Media & Entertainment — 9.7%
Alphabet, Inc., Cl. A	32,910	8,000,421
Meta Platforms, Inc., Cl. A	4,324	3,175,459
Netflix, Inc.(a)	1,071	1,284,043
Omnicom Group, Inc.	15,471	1,261,351
Spotify Technology SA(a)	1,150	802,700
The Walt Disney Company	15,988	1,830,626
		16,354,600
Pharmaceuticals, Biotechnology & Life Sciences — 5.6%
BioNTech SE, ADR(a)	6,744	665,093
Danaher Corp.	6,099	1,209,188
Gilead Sciences, Inc.	14,334	1,591,074
Illumina, Inc.(a)	7,378	700,688
Johnson & Johnson	16,978	3,148,061
Repligen Corp.(a)	6,149	821,937
Thermo Fisher Scientific, Inc.(a)	2,701	1,310,039
		9,446,080
Real Estate Management & Development — .7%
CoStar Group, Inc.(a)	15,075	1,271,878
Semiconductors & Semiconductor Equipment — 11.4%
Applied Materials, Inc.	4,760	974,562
Broadcom, Inc.	7,180	2,368,754
NVIDIA Corp.	85,569	15,965,464
		19,308,780
Software & Services — 12.4%
Atlassian Corp., Cl. A(a)	2,976	475,267

Description	Shares	Value ($)
Common Stocks — 97.2% (continued)
Software & Services — 12.4% (continued)
Bentley Systems, Inc., Cl. B	15,075	776,061
Dolby Laboratories, Inc., Cl. A	14,281	1,033,516
HubSpot, Inc.(a)	2,222	1,039,452
Microsoft Corp.	24,715	12,801,134
MongoDB, Inc.(a)	3,531	1,095,952
ServiceNow, Inc.(a)	1,586	1,459,564
Shopify, Inc., Cl. A(a)	10,156	1,509,283
Synopsys, Inc.(a)	1,786	881,195
		21,071,424
Technology Hardware & Equipment — 6.9%
Apple, Inc.	35,584	9,060,754
Cisco Systems, Inc.	38,282	2,619,254
		11,680,008
Telecommunication Services — 1.5%
AT&T, Inc.	87,672	2,475,858
Transportation — 1.2%
CSX Corp.	34,513	1,225,557
Delta Air Lines, Inc.	13,488	765,444
		1,991,001
Utilities — 1.7%
Constellation Energy Corp.	4,879	1,605,533
Dominion Energy, Inc.(b)	21,501	1,315,216
		2,920,749
Total Common Stocks (cost $97,996,068)		164,616,846

	1-Day Yield (%)
Investment Companies — 2.9%
Registered Investment Companies — 2.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $4,887,150)	4.28	4,887,150	4,887,150
Investment of Cash Collateral for Securities Loaned — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $1,011,490)	4.28	1,011,490	1,011,490
Total Investments (cost $103,894,708)		100.7%	170,515,486
Liabilities, Less Cash and Receivables		(.7%)	(1,150,770)
Net Assets		100.0%	169,364,716

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At September 30, 2025, the value of the fund’s securities on loan was $2,296,935 and the value of the collateral was
$2,334,775, consisting of cash collateral of $1,011,490 and U.S. Government & Agency securities valued at $1,323,285.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Large Cap Equity Fund
September 30, 2025 (Unaudited)
The following is a summary of the inputs used as of September 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	164,616,846	—	—	164,616,846
Investment Companies	5,898,640	—	—	5,898,640
	170,515,486	—	—	170,515,486

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At September 30, 2025, accumulated net unrealized appreciation on investments was $66,620,778, consisting of $68,859,529 gross unrealized appreciation and $2,238,751 gross unrealized depreciation.
At September 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.